Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity® Strategic Income Fund
Trading Symbol	FADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5
Fidelity Advisor Strategic Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class Z
Trading Symbol	FIWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5
Fidelity Advisor Strategic Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class M
Trading Symbol	FSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5
Fidelity Advisor Strategic Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class I
Trading Symbol	FSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5
Fidelity Advisor Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class C
Trading Symbol	FSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5
Fidelity Advisor Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class A
Trading Symbol	FSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 14,695,873,844
Holdings Count | shares	958
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,695,873,844
Number of Holdings	958
Portfolio Turnover	85%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.0 AAA 0.9 AA 2.3 A 1.0 BBB 6.1 BB 13.0 B 18.3 CCC,CC,C 6.2 D 0.0 Not Rated 12.5 Equities 9.2 Short-Term Investments and Net Other Assets (Liabilities) 8.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.0 AAA - 0.9 AA - 2.3 A - 1.0 BBB - 6.1 BB - 13.0 B - 18.3 CCC,CC,C - 6.2 D - 0.0 Not Rated - 12.5 Equities - 9.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 44.0 U.S. Government & Investment Grade-Debt 25.7 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 8.3 Floating-Rate debt 6.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) High-Yield Debt - 44.0 U.S. Government & Investment Grade-Debt - 25.7 Emerging-Markets Debt - 15.5 Foreign Developed-Markets Debt - 8.3 Floating-Rate debt - 6.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 73.5 Germany 5.4 Canada 1.8 Mexico 1.7 Australia 1.4 United Kingdom 1.1 Brazil 1.1 Saudi Arabia 1.0 United Arab Emirates 0.8 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.5 Germany - 5.4 Canada - 1.8 Mexico - 1.7 Australia - 1.4 United Kingdom - 1.1 Brazil - 1.1 Saudi Arabia - 1.0 United Arab Emirates - 0.8 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.2 German Federal Republic 5.4 US Treasury Bonds 4.8 Freddie Mac Multifamily Structured pass-thru certificates 3.6 iShares Broad USD High Yield Corporate Bond ETF 1.3 Australian Commonwealth 1.1 EchoStar Corp 0.8 NVIDIA Corp 0.8 X Corp 0.8 Turkish Republic 0.7 35.5